CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit (Loss) for the year	$ 102,667	$ (17,837)	$ (60,646)
Adjustments for:
Income tax expense	106,240	43,145	11,804
Depreciation	92,240	74,885	75,774
Loss on disposal of property, plant and equipment	272	190	14
Impairment loss reversed for non-financial assets	(4,982)	0	(5,664)
Write-off of unsuccessful exploration efforts	26,389	5,834	31,366
Accrual of borrowing's interests	30,444	28,879	27,940
Borrowings cancellation costs	0	17,575	0
Amortization of other long-term liabilities	(1,005)	(657)	(2,924)
Unwinding of long-term liabilities	3,505	2,779	2,693
Accrual of share-based payment	5,446	4,075	3,367
Foreign exchange loss (gain)	11,323	2,193	(13,872)
Unrealized (gain) loss on commodity risk management contracts	(42,271)	13,300	3,068
Income tax paid	(67,704)	(6,925)	(1,956)
Changes in working capital	(6,358)	(25,278)	11,920
Cash flows from operating activities – net	256,206	142,158	82,884
Cash flows from investing activities
Purchase of property, plant and equipment	(124,744)	(105,604)	(39,306)
Acquisition of business	(48,850)	0	0
Proceeds from disposal of long-term assets	9,000	0	0
Cash flows used in investing activities – net	(164,594)	(105,604)	(39,306)
Cash flows from financing activities
Proceeds from borrowings	36,017	425,000	186
Debt issuance costs paid	0	(6,683)	0
Proceeds from cash calls from related parties	0	1,155	5,210
Repurchase of shares	(1,801)	0	(1,991)
Principal paid	(15,073)	(355,022)	(22,645)
Interest paid	(27,695)	(27,688)	(25,490)
Borrowings cancellation costs paid	0	(12,315)	0
Dividends distribution to non-controlling interest	(8,089)	(479)	(6,406)
Payments for transactions with non-controlling interest	(81,000)	0	0
Cash flows (used in) from financing activities - net	(97,641)	23,968	(51,136)
Net (decrease) increase in cash and cash equivalents	(6,029)	60,522	(7,558)
Cash and cash equivalents at 1 January	134,755	73,563	82,730
Currency translation differences	(999)	670	(1,609)
Cash and cash equivalents at the end of the year	127,727	134,755	73,563
Ending Cash and cash equivalents are specified as follows:
Cash in bank and bank deposits	127,707	134,734	73,551
Cash in hand	20	21	12
Cash and cash equivalents	$ 134,755	$ 134,755	$ 73,563